Organization and Description of Business - Liquidity and Going Concern (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (5,000)	$ (713,794)	$ (1,420,405)	$ (2,134,199)
Net cash used in operating activities				0
Accumulated deficit	(5,000)	(2,139,199)		(2,139,199)		$ (5,000)
Adagio Medical Inc
Cash and cash equivalents	1,383,000	2,045,000		2,045,000		1,383,000	$ 5,547,000
Net loss				(14,478,000)	$ (17,824,000)	(38,146,000)	(23,673,000)
Net cash used in operating activities				(13,684,000)	$ (12,162,000)	(25,652,000)	(22,412,000)
Accumulated deficit	(135,205,000)	(149,683,000)		(149,683,000)		(135,205,000)	(97,059,000)
Working capital deficit	$ 43,500,000	$ 58,000,000.0		$ 58,000,000.0		$ 43,500,000	$ 6,200,000